STOCKHOLDERS' EQUITY (Details 5) (Nonemployee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Nonemployee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding at the beginning of the year	3,918,209	3,626,531
Number of Options, Granted	6,000	164,108
Number of Options, Exercised	(318,763)	0
Number of Options, Reinstatement of options		245,798	[1]
Number of Options, Forfeited	0	(118,228)
Number of Options, Outstanding at the end of the year	3,605,447	3,918,209
Number of Options, Options exercisable	3,599,447	3,774,187
Weighted Average Exercise Price, Outstanding beginning	$ 0.0370	$ 0.0374
Weighted Average Exercise Price, Granted	$ 1.8600	$ 0.0013
Weighted Average Exercised Price, Exercised	$ 0.0013	$ 0
Weighted Average Exercise Price, Reinstatement of options		$ 0.0013	[1]
Weighted Average Exercise Price, Forfeited	$ 0	$ 0.0013
Weighted Average Exercise Price, Outstanding ending	$ 0.0432	$ 0.0370
Weighted Average Exercise Price, exercisable	$ 0.0402	$ 0.0291
Weighted average fair value of options granted during 2014	$ 0.1480

[1]	During 2012 a former employee and consultant exercised his options to purchase 245,798 shares of the Company's common stock. The exercise was canceled in July 2013 and the options were reinstated. There was no cost to the Company as a result of this transaction.